Filed with the Securities and Exchange Commission on October 20,
                              1997

                         1933 Act Registration File No. 333-13593
                                     1940 Act File No.   811-7853

               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.      1


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.    3                               x
     (Check appropriate box or boxes.)

                 Kalmar Pooled Investment Trust
				 ------------------------------
       (Exact Name of Registrant as Specified in Charter)

   Barley Mill House, 3701 Kennett Pike, Greenville, DE 19807
   ----------------------------------------------------------
  (Address of Principal Executive Offices)          (Zip Code)

               with a copy of communications to:

                   Joseph V. Del Raso, Esquire
              Stradley, Ronon, Stevens & Young, LLP
                    2600 One Commerce Square
                  Philadelphia, PA  19103-7098

     Registrant's Telephone Number, including Area Code:     (302) 658-7575
                                                             --------------
 Ford B. Draper, Jr., President, Barley Mill House, 3701 Kennett Pike,
 --------------------------------------------------------------------
                    Greenville, DE 19807
					--------------------
             (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        x immediately upon filing pursuant to paragraph (b) on pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
          on  pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2) on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT
OF 1933:

Registrant has elected to register an indefinite number of shares of its securities under this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                           CROSS-REFERENCE SHEET
                          Pursuant to Rule 481(a)

                      KALMAR POOLED INVESTMENT TRUST

                        Items Required By Form N-1A

                            PART A - PROSPECTUS

Form N-1A
Item Number                                 Location in  Prospectus
-----------                                 ------------------------
  1.          Cover Page                    Cover*

  2.          Synopsis                      Expenses of the  Fund*

  3.          Condensed Financial
              Information                   Financial Highlights

  4.          General Description of
               Registrant                   Prospectus Cover*; Investment
			                                Objective and Policies*; Special
											Risk Considerations*; Investment
                                            Restrictions*

  5.          Management of the Fund        Board of Trustees*; Investment
                                            Adviser*; Distributor*;
                                            Distribution Agreement*;
                                            Administrator*; Transfer
                                            Agent*; Dividend Paying Agent
                                            and Custodian and Expenses*

  5A.         Management's Discussion of    To be provided in Registrant's
              Fund Performance              Annual Report to Shareholders

  6.          Capital Stock and other       Shares of Beneficial Interest*
              Securities                    Voting Rights and Shareholder
                                            Meetings*; Dividends,
                                            Distributions and Taxes*

  7.          Purchase of Securities        Calculation of
              Being Offered                 Net Asset Value*; How to
                                            Purchase Shares*

  8.          Redemption or Repurchase      How to Redeem Shares*

  9.          Legal Proceedings             Not Applicable

* PREVIOUSLY FILED WITH THE REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT (FILED ON DECEMBER 16, 1996) AND INCORPORATED HEREIN BY REFERENCE.

                           CROSS-REFERENCE SHEET
                          Pursuant to Rule 481(a)

                      KALMAR POOLED INVESTMENT TRUST

                        Items Required By Form N-1A

               PART B - STATEMENT OF ADDITIONAL INFORMATION

Form N-1A                                         Location in Statement
Item Number                                       of Additional Information
-----------                                       -------------------------

  10.         Cover Page                              Cover*

  11.         Table of Contents                       Table of Contents*
  12.         General Information and History         Not Applicable

  13.         Investment Objectives and Policies      Cover*; Investments*;
                                                      Investment Restrictions*

  14.         Management of the Registrant            Management*; Officers and
                                                      Trustees of the Trust*

  15.         Control Persons and Principal Holders   Not Applicable
              of Securities

  16.         Investment Advisory and Other Services  Investment Adviser*;
                                                      Distributor*;
													  Administrator*; Transfer
													  Agent*; Dividend Paying
													  Agent and Custodian*

  17.         Brokerage Allocation                    Allocation of Portfolio
                                                      Brokerage*

  18.         Capital Stock and Other Securities      General Information*

  19.         Purchase, Redemption and Pricing of     Purchase of Shares*
              Securities Being Offered
  20.         Tax Status                              Not Applicable

  21.         Underwriters                            Distributor*;
                                                      Distribution Agreement
													  and Purchase
                                                      of Shares*
  22.         Calculation of Performance Data         Performance*

  23.         Financial Statements                    Financial Statements

* PREVIOUSLY FILED WITH THE REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2 TO REGISTRATION STATEMENT (FILED ON DECEMBER 16, 1996) AND INCORPORATED HEREIN BY REFERENCE.

                 KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                               A SERIES OF
				    KALMAR POOLED INVESTMENT TRUST

					SUPPLEMENT DATED OCTOBER 20, 1997
					    TO THE FUND'S PROSPECTUS
					     DATED JANUARY 31, 1997

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding of the Fund throughout the period April 11, 1997 (Commencement of Operations) through September 30, 1997. The figures in this table are unaudited and should be read in conjunction with the Fund's financial statements and notes thereto.


Net asset value at beginning of period...............           $  10.00
                                                                ========

INVESTMENT OPERATIONS
Net investment loss..................................              (0.02)
Net realized and unrealized gain on investments......               4.90
                                                                --------
         Total from investment operations............               4.88
		                                                        --------
Net asset value at end of period.....................           $  14.88
																========
Total return.........................................             48.80%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENT DATA:

     EXPENSES+......................................             1.25%*
	 Net investment loss.............................           (0.44)%*
Portfolio turnover rate..............................             22.56%
Average commission rate paid.........................            $0.0537
Net assets at end of period (000 omitted)............           $212,788


*  Annualized.
+ Rodney Square Management Corporation waived a portion of its administration and accounting fees for the period. If these expenses had been incurred by the fund, the annualized ratio of expenses to average daily net assets for the period would have been 1.31%.

   The first paragraph on page 17 of the Prospectus has been changed as follows:

Shares of the Fund are offered by the Fund's distributor on a no-load basis, without the imposition of any sales or distribution fees. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Shares of the Kalmar "Growth-with-Value" Micro Cap Fund series of the Trust (the "Micro Cap Fund") may be purchased in a similar manner, and such shares are offered through a separate prospectus. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to Rodney Square at (800) 282-2319.

KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                           A SERIES OF
                 KALMAR POOLED INVESTMENT TRUST

                SUPPLEMENT DATED OCTOBER 20, 1997
        TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                     DATED JANUARY 31, 1997

      The following section on page 11 of the Statement of Additional Information has been changed as follows:

TRUSTEES AND OFFICERS
The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below:

                          POSITION AND    PRINCIPAL OCCUPATION
                           OFFICE         DURING THE PAST FIVE
NAME AND ADDRESS    AGE   WITH THE TRUST  YEARS
----------------    ---   -------------   ---------------------
Ford B. Draper,      54   Chairman,       Founder, President,
Jr.*                      President and   Director, and Chief
Barley Mill House         Treasurer       Investment Officer of
3701 Kennett Pike                         Kalmar Investments
Greenville, DE                            since 1982;
19807                                     President, Kalmar
                                          Investment Advisers
                                          since inception.

Wendell Fenton*      57   Trustee         President of the law
One Rodney Square                         firm of Richards,
Wilmington, DE                            Layton & Finger
19801                                     (joined 1971).

John J. Quindlen     64   Trustee         Trustee of each investment
182 Dam View Drive                        company of Rodney Square
Media, PA 19063                           Funds; Senior Vice President
                                          and Chief Financial
                                          Officer of E.I.
                                          Dupont de Nemours &
                                          Co. from 1954 through
                                          1993 (retired).

David D. Wakefield   66   Trustee         Executive Secretary,
Wilmington Trust                          Longwood Foundation
Center                                    and Welfare
Suite 1004                                Foundation, 1992 to
Wilmington, DE                            present; Chairman and
19801                                     President, J.P.
                                          Morgan Delaware from
                                          1989 to 1992.

David M. Reese,      61   Trustee         Semi-retired;
Jr.*                                      previously, portfolio
Barley Mill House                         manager, research
3701 Kennett Pike                         analyst for Kalmar
Greenville, DE                            Investments from 1982
19807                                     through March, 1996.

Marjorie L.          48   Secretary;      Administration
McMenamin                 Compliance      Director, Kalmar
Barley Mill House         Officer         Investments since
3701 Kennett Pike                         1992 and Kalmar
Greenville, DE                            Investment Advisers
19807                                     since inception.
__________________
   *Trustees who are "interested persons" as defined in the Investment
     Company Act of 1940.


The officers conduct and supervise the daily business operations of the Trust, while the trustees, in addition to the functions set forth under "Investment Adviser" and "Distributor" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Adviser is paid by the Adviser, and not by the Trust.

Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:

               ESTIMATED        PENSION OR               TOTAL COMPENSATION
               AGGREGATE        RETIREMENT   ESTIMATED       FROM TRUST
			   COMPENSATION        BENEFITS   ANNUAL         AND FUND
               FROM TRUST        ACCRUED AS   BENEFITS        COMPLEX
NAME AND  (CURRENT FISCAL        PART OF       UPON            PAID TO
POSITION       YEAR)1         TRUST EXPENSES  RETIREMENT      TRUSTEES
--------	---------------	  --------------  -----------  ----------------
Ford B.             $0          N/A            N/A                 $0
Draper, Jr.
Wendell Fenton    $3,500        N/A            N/A                 $3,500
John J.           $4,000        N/A            N/A                 $4,000
Quindlen
David M.            $0          N/A            N/A                 $0
Reese, Jr.
David D.          $4,000        N/A            N/A                 $4,000
Wakefield

1 THE TRUSTEES WHO ARE BOTH "INTERESTED PERSONS" OF THE TRUST AS DEFINED IN THE INVESTMENT COMPANY ACT AND AFFILIATES OF THE ADVISER RECEIVE NO COMPENSATION FROM THE TRUST. FOR THEIR SERVICE AS TRUSTEES, THE OTHER TRUSTEES RECEIVE $3,000 IN ANNUAL FEES PLUS $500 PER TRUST MEETING ATTENDED, IN ADDITION TO REIMBURSEMENT FOR OUT-OF-POCKET EXPENSES IN CONNECTION WITH TRAVEL AND ATTENDANCE AT BOARD MEETINGS.
     MEMBERS OF THE AUDIT COMMITTEE ARE PAID $250 PER AUDIT COMMITTEE MEETING ATTENDED. THE TRUST HAS NOT COMPLETED A FULL FISCAL YEAR OF OPERATIONS AND, AS OF THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION, ONE MEETING OF THE BOARD OF TRUSTEES WAS HELD IN THE CURRENT FISCAL YEAR AT
     WHICH ALL OF THE TRUSTEES WERE PRESENT. THE AMOUNT IN COLUMN 2 REPRESENTS THE ESTIMATED AGGREGATE COMPENSATION TO BE PAID TO EACH TRUSTEE FROM THE TRUST FOR THE CURRENT FISCAL YEAR. IT IS EXPECTED THAT THE TRUST WILL HOLD ONE
     ADDITIONAL TRUSTEE MEETING IN THE CURRENT FISCAL YEAR AND WILL THEREAFTER HOLD FOUR TRUSTEE MEETINGS PER YEAR.

The Trust has an Audit Committee which has the responsibility, among other things, to (i) recommend the selection of the Trust's independent auditors; (ii) review and approve the scope of the independent auditors' audit activity; (iii) review the financial statements which are the subject of the independent public auditors' certifications; and (iv) review with such independent public auditors the adequacy of the Funds' basic accounting system  and  the effectiveness of the Funds' internal  accounting controls. There is no separate Nominating or Investment Committee. Items pertaining to these Committees are submitted to the full Board of Trustees. The Trust has not adopted a pension plan or any other plan that would afford benefits to its Trustees.

           Financial Statements, for the period April 11, 1997
           (Commencement of Operations) to September 30, 1997
           (Unaudited)

               Schedule of Investments
               Statement of Assets and Liabilities
               Statement of Operations
               Statement of Changes in Net Assets
              Financial Highlights
               Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                      SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE"                                       SEPTEMBER 30, 1997
    SMALL CAP FUND



                                                               MARKET
														        VALUE
												SHARES         (NOTE2)
	                                            ------         -------
COMMON STOCK - 92.3%
FINANCE, INSURANCE & REAL ESTATE - 2.9%
     INSURANCE CARRIERS - 0.8%
     Penn Treaty American Corp.*.............     49,075    $   1,619,475
                                                            -------------

     LIFE INSURANCE - 0.2%
     Provident American Corp.*...............    140,000          498,750
                                                            -------------

     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 1.9%
     Americredit Corp. *.....................    142,000        4,047,000
                                                            -------------

     TOTAL FINANCE, INSURANCE & REAL ESTATE............         6,165,225
                                                            -------------
MANUFACTURING - 41.0%
     CHEMICALS & ALLIED PRODUCTS - 2.3%
     Lesco, Inc..............................    118,675        2,774,028
     Life Technologies, Inc..................     69,600        2,105,400
                                                             ------------
                                                                4,879,428
                                                             ------------
     COMPUTER & OFFICE EQUIPMENT - 2.0%
     Caere Corp.*............................    143,500        1,273,563
     Dataworks Corp.*........................     47,800          878,325
     Hyperion Software Corp.*................     22,000          686,125
     Par Technology Corp.*...................     30,000          288,750
     Quad Systems Corp.*.....................     55,900          457,681
     Raster Graphics, Inc.*..................     86,600          714,450
                                                             ------------
                                                                4,298,894
                                                             ------------
     ELECTRONIC TECHNOLOGY - 2.7%
     Electromagnetic Sciences, Inc.*.........    134,100        3,788,325
     Integrated Circuit Systems, Inc.*.......     52,500        1,942,500
                                                             ------------
                                                                5,730,825
                                                             ------------
     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 6.0%
     American Precision Industries...........     54,500        1,246,688
     AMETEK, Inc.............................    116,800        2,744,800
     Benchmark Electronics, Inc.*............    183,850        5,182,272
     C & D Technology, Inc...................     56,750        2,603,406
     Optek Technology, Inc.*.................     47,100          889,012
                                                             ------------
                                                               12,666,178
                                                             ------------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
     Applied Power, Inc. (A Shares)..........     56,000        3,524,500
                                                             ------------

     MISCELLANEOUS MANUFACTURING INDUSTRIES - 11.4%
     Acorn Products, Inc.*...................     54,500          872,000
     Brady (W.H.) Co.........................     57,150        1,785,938
     Caraustar Industries, Inc...............     37,200        1,274,100
     Chirex, Inc.............................     46,000        1,173,000
     Cuno, Inc.*.............................    134,200        2,331,725
     Furon Co................................    138,100        5,670,731
     Insituform Technologies (A Shares)*.....    344,600        3,015,250
     J. Ray McDermott, S.A.*.................     23,830        1,167,670

	SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS


             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------          SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE"                                       SEPTEMBER 30, 1997
    SMALL CAP FUND

                                                               MARKET
														        VALUE
												SHARES         (NOTE2)
	                                            ------         -------

     MISCELLANEOUS MANUFACTURING INDUSTRIES - CONTINUED
     Penn Engineering & Manufacturing Corp.*.     16,000    $     446,000
     Rogers Corp.*...........................     44,000        1,903,000
     Shaw Group, Inc.*.......................     94,300        2,068,706
     Zero Corp...............................     90,600        2,565,113
                                                            -------------
                                                               24,273,233
                                                            -------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 7.4%
     ALT Ultrasound, Inc.....................     53,100        2,482,425
     Analogic Corp...........................     90,100        3,288,650
     Dentsply International, Inc.............     35,300        1,976,800
     General Scanning, Inc.* ................    109,200        3,801,525
     Sola International, Inc.*...............    123,800        4,247,887
                                                            -------------
                                                               15,797,287
                                                            -------------
     PRINTING & PUBLISHING - 1.7%
     Cadmus Communications Corp..............     64,900        1,330,450
     International Imaging Materials, Inc.*..     76,900        2,230,100
                                                            -------------
                                                                3,560,550
                                                            -------------
     TELECOMMUNICATIONS EQUIPMENT - 2.7%
     Allen Group, Inc.*......................     69,100        1,969,350
     Blonder Tongue Laboratories, Inc. *.....     56,600          916,212
     Natural Microsystems Corp.*.............     77,000        2,926,000
                                                            -------------
                                                                5,811,562
                                                            -------------
     TEXTILES & APPAREL - 0.7%
     Carlyle Industries, Inc.................     33,000           66,000
     Interface, Inc..........................     50,000        1,456,250
                                                            -------------
                                                                1,522,250
                                                            -------------
     TRANSPORTATION - 2.4%
     Airnet Systems, Inc. *..................    127,500        3,075,938
     Gulfmark Offshore, Inc.*................     16,000          552,000
     Simon Transportation Services, Inc.*....     66,000        1,559,250
                                                            -------------
                                                                5,187,188
                                                            -------------
     TOTAL MANUFACTURING...............................        87,251,895
                                                            -------------
MINING - 3.8%
     CRUDE PETROLEUM & NATURAL GAS - 0.8%
     Dawson Production Services, Inc.*.......     81,600        1,723,800
                                                            -------------

     MISCELLANEOUS METAL ORES - 0.9%
     Martin Marietta Materials, Inc..........     50,200        1,807,200
                                                            -------------

     OIL & GAS EXPLORATION - 2.1%
     Brigham Exploration Co.*................     72,300        1,003,162
     EVI, Inc................................     54,800        3,507,200
                                                            -------------
                                                                4,510,362
                                                            -------------
     TOTAL MINING......................................         8,041,362
                                                            -------------

	SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS


             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------          SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE"                                       SEPTEMBER 30, 1997
    SMALL CAP FUND


                                                               MARKET
														        VALUE
												SHARES         (NOTE2)
	                                            ------         -------
SERVICES - 19.8%
     BUSINESS SERVICES - 3.6%
     Healthplan Services Corp.*..............    185,700    $   3,922,913
     Norstan, Inc.*..........................     75,300        1,618,950
     Unitog Company..........................     46,400        1,189,000
     Xpedite Systems, Inc.*..................     40,200          894,450
                                                            -------------
                                                                7,625,313
                                                            -------------
     COMPUTER SERVICES - 12.1%
     American Management Systems, Inc.*......     76,300        1,459,237
     Computer Horizons Corp. *...............    109,821        3,981,011
     Interlink Computer Sciences, Inc.*......     84,200          442,050
     INTERSOLV, Inc..........................    200,500        3,107,750
     Keane, Inc.*............................     92,800        2,946,400
     Mercury Interactive Corp.*..............     30,800          589,050
     Platinum Technology, Inc................     41,300          887,950
     Prophet 21, Inc.*.......................     27,000          367,875
     Systems & Computer Technology Corp.*....    266,505       12,009,382
                                                             ------------
                                                               25,790,705
                                                             ------------
     MEDICAL & HEALTH SERVICES - 2.1%
     Phycor, Inc.*...........................     76,637        2,227,263
     Renal Care Group, Inc.*.................     64,500        2,322,000
                                                             ------------
                                                                4,549,263
                                                             ------------
     PERSONAL SERVICES - 2.0%
     DeVRY, Inc.*............................     89,700        2,679,787
     Seattle Filmworks, Inc.*................    137,700        1,497,488
                                                             ------------
                                                                4,177,275
                                                             ------------
     TOTAL SERVICES....................................        42,142,556
                                                             ------------
WHOLESALE & RETAIL TRADE - 24.8%
     MISCELLANEOUS RETAIL STORES - 8.8%
     Aaron Rents, Inc........................    219,650        3,843,875
     Casey's General Stores, Inc.............    123,950        3,052,269
     Cort Business Services Corp.*...........    100,700        4,021,706
     Party City Corp.*.......................    113,800        2,987,250
     Renters Choice, Inc.*...................    214,400        4,870,900
                                                             ------------
                                                               18,776,000
                                                             ------------
     RETAIL APPAREL & ACCESSORY STORES - 2.2%
     Stage Stores, Inc. *....................    106,200        4,579,875
                                                             ------------

     RETAIL DEPARTMENT STORES - 1.5%
     Family Dollar Stores, Inc...............    137,700        3,141,281
                                                             ------------

     RETAIL EATING & DRINKING PLACES - 1.2%
     Consolidated Products, Inc.*............    126,688        2,462,498
                                                             ------------

     WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 3.8%
     Insight Enterprises, Inc.*..............     98,700        3,269,437
     Kent Electronics Corp.*.................     49,700        1,963,150
     Pomeroy Computer Resources, Inc.*.......     40,500        1,731,375
     Richardson Electronics, Ltd.............     93,400        1,202,525
                                                             ------------
                                                                8,166,487
                                                             ------------

	SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS


             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------          SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
"GROWTH-WITH-VALUE"                                       SEPTEMBER 30, 1997
    SMALL CAP FUND


                                                               MARKET
														        VALUE
												SHARES         (NOTE2)
	                                            ------         -------

     WHOLESALE MISCELLANEOUS - 7.3%
     Finishmaster, Inc.*.....................     25,700    $     192,750
     JP Foodservice, Inc.*...................    123,800        3,899,700
     Kevco, Inc.*............................     30,500          377,438
     Keystone Automotive Industries, Inc.....    141,700        2,993,412
     National Media Corp.*...................     53,400          270,338
     Patterson Dental Co.*...................     86,600        3,507,300
     Performance Food Group Co.*.............    107,900        2,751,450
     Suburban Ostomy Supply Company, Inc.*...    131,800        1,285,050
     VWR Scientific Products Corp.*..........     11,500          263,063
                                                             ------------
                                                               15,540,501
                                                             ------------
     TOTAL WHOLESALE & RETAIL TRADE....................        52,666,642
                                                             ------------
     Total Common Stock
      (Cost $145,170,507)..............................       196,267,680
                                                             ------------

U.S. GOVERNMENT AGENCY OBLIGATION - 7.9%
                                                 Par
                                                (000)
                                                -----

     Federal Home Loans Bank Notes, 5.92%,
	  10/01/97 (COST $16,895,000)............    $16,895       16,895,000
                                                             ------------

TOTAL INVESTMENTS (COST $162,065,507) - 100.2%                213,162,680
                                                             ------------

OTHER ASSETS AND LIABILITIES, NET - (0.2)%............           (374,348)
                                                             ------------

NET ASSETS - 100.0%...................................       $212,788,332
                                                             ============

* Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

   KALMAR
             POOLED
         INVESTMENT
              TRUST             STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------                                          SEPTEMBER 30, 1997
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

ASSETS
Investments in securities, at market value
(cost $162,065,507)........................................... $  213,162,680
Receivable for dividends and interest.........................         46,059
Unamortized organizational costs..............................         26,251
                                                               --------------
  Total Assets................................................    213,234,990
                                                               --------------

LIABILITIES
Due to Adviser...............................................        326,415
Accrued expenses.............................................        120,243
                                                               --------------
  Total Liabilities...........................................        446,658
                                                               --------------

NET ASSETS.................................................... $  212,788,332
                                                               ==============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ................................ $      143,042
Additional paid in capital....................................    158,783,241
Accumulated net investment loss...............................       (278,063)
Accumulated net realized gain on investments..................      3,042,939
Net unrealized appreciation on investments....................     51,097,173
                                                               --------------
NET ASSETS FOR 14,304,190 SHARES OUTSTANDING.................. $  212,788,332
                                                               ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($212,788,332/14,304,190 outstanding shares of  beneficial
 interest , $0.01 par value)....................................       $14.88
                                                                       ======
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

            KALMAR
            POOLED
        INVESTMENT
             TRUST                          STATEMENT OF OPERATIONS (UNAUDITED)
------------------                                          SEPTEMBER 30, 1997
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                           FOR THE PERIOD
                                                           APRIL 11, 1997+
                                                              THROUGH
                                                         SEPTEMBER 30, 1997
                                                         ------------------
INVESTMENT INCOME
 Dividends...........................................    $      169,423
 Interest............................................           350,584
                                                        ---------------
  Total Investment Income............................           520,007

EXPENSES
 Advisory fee........................................           638,456
 Accounting fee......................................            31,604
 Administration fee..................................            76,157
 Transfer agent fee..................................             9,352
 Custodian fee.......................................            12,598
 Audit...............................................             6,789
 Legal...............................................            11,221
 Shareholder Reports.................................             5,424
 Registration fee....................................            29,027
 Trustees' fees and expenses.........................             8,104
 Amortization of organizational expenses.............             2,749
 Miscellaneous.......................................             6,220
                                                        ---------------
  Total expenses before fee waivers..................           837,701


    Administration fee waived (Note 4)...............           (27,836)
    Accounting fee waived (Note 4)...................           (11,795)
                                                        ---------------
     Total Expenses, Net.............................           798,070
                                                        ---------------
NET INVESTMENT LOSS..................................          (278,063)
                                                        ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investment transactions........         3,042,939
 Change in unrealized appreciation on investments....        51,097,173
                                                        ---------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......        54,140,112
                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $    53,862,049
                                                        ===============

+ Commencement of Operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

            KALMAR
            POOLED
        INVESTMENT
             TRUST               STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                            FOR THE PERIOD
                                                           APRIL 11, 1997+
                                                         SEPTEMBER 30, 1997
                                                         ------------------
OPERATIONS
 Net investment loss.................................       $    (278,063)
 Net realized gain on investment transactions........           3,042,939
 Change in net unrealized appreciation on investments          51,097,173
                                                            -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.          53,862,049
                                                            -------------

FUND SHARE TRANSACTIONS (A):
  Receipt from shares sold...........................         160,688,549
  Shares redeemed....................................          (1,812,266)
                                                            -------------
  Net increase in net assets from fund share
    transactions.....................................         158,876,283
                                                            -------------

TOTAL INCREASE IN NET ASSETS.........................         212,738,332

NET ASSETS:
 Beginning of period.................................              50,000
                                                            -------------
 End of period.......................................       $ 212,788,332
                                                            =============


(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
 Shares sold.........................................          14,437,509
 Shares redeemed.....................................            (138,319)
                                                            -------------
 Net increase in shares..............................          14,299,190

 Shares outstanding - Beginning balance..............               5,000
                                                            -------------
 Shares outstanding - Ending period..................          14,304,190
                                                            =============

 + Commencement of Operations.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

            KALMAR
            POOLED
        INVESTMENT
             TRUST                            FINANCIAL HIGHLIGHTS (UNAUDITED)
------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                           FOR THE PERIOD
														   APRIL 11, 1997+
														      THROUGH
														  SEPTEMBER 30, 1997
														  ------------------

Net asset value at beginning of period...............           $  10.00
                                                                ========

INVESTMENT OPERATIONS
Net investment loss..................................              (0.02)
Net realized and unrealized gain on investments......               4.90
                                                                --------
         Total from investment operations............               4.88
		                                                        --------
Net asset value at end of period.....................           $  14.88
																========
Total return.........................................             48.80%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENT DATA:

     EXPENSES++......................................             1.25%*
	 Net investment loss.............................           (0.44)%*
Portfolio turnover rate..............................             22.56%
Average commission rate paid.........................            $0.0537
Net assets at end of period (000 omitted)............           $212,788


*  Annualized.
+  Commencement of Operations.
++ Rodney Square Management Corporation waived a portion of its administration and accounting fees for the period. If these expenses had been incurred by the fund, the annualized ratio of expenses to average daily net assets for the period would have been 1.31%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

            KALMAR
            POOLED
        INVESTMENT
             TRUST                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
  ----------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1.DESCRIPTION  OF  THE FUND.The Kalmar "Growth-With-Value"  Small
  Cap Fund (the "Fund") is the first series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on November 6, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

  SECURITY VALUATION.The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

  FEDERAL INCOME TAXES. The Fund intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

  DISTRIBUTIONS TO SHAREHOLDERS.  Distributions of net investment
  income   and   net  realized  gains  will  be  made   annually.
  Additional distributions may be made to the extent necessary to avoid the payment of 4% excise tax.

  DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The
  preparation   of   financial  statements  in  conformity   with
  generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the
  reporting  period.   Actual results  could  differ  from  those
  estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3.  PURCHASES  AND  SALES  OF INVESTMENT SECURITIES   During  the
  period  ended  September  30,  1997,  purchases  and  sales  of
  investment   securities   (excluding  short-term   investments)
  aggregated as follows:

         Purchases...................   $40,647,710
         Sales.......................    25,294,996

            KALMAR
            POOLED
        INVESTMENT
             TRUST       NOTES TO FINANICAL STATEMENTS (UNAUDITED) - CONTINUED
  ----------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers as its investment adviser (the "Adviser"). Pursuant to an Investment Advisory agreement with the Trust on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. During the current fiscal year, the Adviser has voluntarily agreed to waive its fees or assume certain expenses of the Fund so that the total annual operating costs of the Fund will not exceed 1.25% of the average daily net assets of the Fund. For the period ended September 30, 1997, the Fund incurred advisory fees of $638,456. The Adviser was not required to waive fees during the period.

  Rodney Square Management Corporation ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administration Agreement with the Trust on
  behalf  of  the  Fund.  As  Administrator,  Rodney  Square   is
  responsible   for  services  such  as  budgeting,   maintaining
  federal   registration   of   the  Fund's   shares,   financial
  reporting, compliance monitoring and corporate management.  For
  the   services  provided,  Rodney  Square  receives  a  monthly
  administration fee at an annual rate based upon the average daily net assets of the Fund of 0.15% of average daily net assets up to $50 million and 0.10% of average daily net assets over $50 million. Rodney Square has agreed to waive a portion of its administration fees. The administration fee earned by Rodney Square for the period ended September 30, 1997 amounted to $76,157, of which $27,836 has been waived.

  Rodney Square also serves as Transfer and Dividend Paying Agent of the Fund pursuant to a Transfer Agency Agreement with the Trust on behalf of the Fund. WTC serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

  Rodney Square determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For the accounting services provided, Rodney Square receives an annual fee of $45,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million and 0.02% of average daily net assets over $100 million. Rodney Square has agreed to waive a portion of its accounting services fees. For the period ended September 30, 1997, Rodney Square earned accounting services fees amounting to $31,604, of which $11,795 was waived.

  Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are paid no fees by the Trust for serving as Trustees or officers of the Trust.

                 KALMAR POOLED INVESTMENT TRUST

                            FORM N-1A

                   PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)  Financial statements:

           Included in Part A of this Registration Statement:
               Financial Highlights for the period April 11,
           1997 (Commencement of Operations) to September 30,
           1997.

           Included in Part B of this Registration Statement:

           Financial Statements, for the period April 11, 1997
           (Commencement of Operations) to September 30, 1997.
               Schedule of Investments
               Statement of Assets and Liabilities
               Statement of Operations
               Statement of Changes in Net Assets
              Financial Highlights
               Notes to Financial Statements

          December 13, 1996 Financial Statements*
               Statement of Assets and Liabilities
               Notes to Financial Statements
               Report of Independent Accountants

       (b)  Exhibits:

       (1) Agreement and Declaration of Trust*
       (2) Bylaws of the Registrant*
       (3)      Not Applicable
       (4)      Not Applicable
       (5)      Investment Advisory Agreement*
       (6)      Distribution Agreements:
           (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. on behalf of the Small Cap and Micro Cap Funds.
           (b)  Not Applicable.
       (7)      Not Applicable

       (8)      Custodian Agreement*
       (9)      Other Material Contracts
           (a) Accounting Services Agreement between the Registrant and Rodney Square Management Corporation.
           (b) Administration Agreement between the Registrant and Rodney Square Management Corporation.
     Item 24 (continued)

           (c) Transfer Agency Agreement between the registrant and Rodney Square Management Corporation.
       (10) Opinion and Consent of Counsel (to be filed with 24f-2 Notice)
       (11)     Consent of Independent Auditors
       (12)     Not Applicable
       (13)     Investment Letter*
       (14)     Not Applicable
       (15)     Not Applicable
       (16)     Not Applicable
       (17)     Financial Data Schedule
       (18)     Not Applicable
       (19)     Powers of Attorney*

       *PREVIOUSLY  FILED  WITH  THE  SEC  ON  FORM  N-1A  ON  OCTOBER   7,
1996 AND INCORPORATED HEREIN BY REFERENCE.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
       REGISTRANT

       Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
                                           NUMBER OF RECORD HOLDERS
  TITLE OF SERIES                          AS OF SEPTEMBER 30, 1997
  ---------------                         -------------------------
     Shares of Beneficial Interests of:

     Kalmar "Growth-with-Value" Small Cap Portfolio      167

     Kalmar "Growth-with-Value" Micro Cap Portfolio        1

ITEM 27.  INDEMNIFICATION

            Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-
     Laws, no officer or trustee of the Fund shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

    Subject to the standards and restrictions set forth in the Trust's Agreement and Declaration of Trust, the Delaware Business Trust Act, section 3817, permits a business trust to
	indemnify    and   hold   harmless   any   trustee,    beneficial
    owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the business trust or a beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

    The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Fund, nor shall any
    Trustee   be  responsible  for  the  act  or  omission  of  any   other
    Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees' performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

             The   By-Laws   provide  indemnification  for   each   Trustee
     and   officer  who  was  or  is  a  party  or  is  threatened  to   be
     made  a  party  to  any  proceeding, by  reason  of  service  in  such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official
     capacity  as  an  agent  of  the  Trust,  that  his  conduct  was   in
     the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Trust. Further, no indemnification shall be made:

                (a)    In  respect  of  any  proceeding  as  to  which  any
           Trustee or officer shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

                (b)    In  respect  of  any  proceeding  as  to  which  any
           Trustee or officer shall have been adjudged to be liable in the performance of that person's duty to the
           Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses
           which   the   court   shall   determine;   however,   in    such
           case,   indemnification   with   respect   to   any   proceeding
           by  or  in  the  right  of  the  Trust  or  in  which  liability
           shall   have   been   adjudged  by  reason  of   the   disabling
           conduct set forth in the preceding paragraph shall be limited to expenses; or

                 (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court
           approval,    or   of   expenses   incurred   in   defending    a
           proceeding   which   is
		   settled  or  otherwise   disposed   of
           without court approval, unless the required court approval set forth in the By-Laws is obtained.

    In   any   event,   the  Trust  shall  indemnify   each   officer   and
    Trustee   against   expenses  actually  and  reasonably   incurred   in
    connection   with   the  successful  defense  of  any   proceeding   to
    which   each  such  officer  or  Trustee  is  a  party  by  reason   of
    service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and
    Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if: (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements; and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

    The   Trustees   and   officers  of  the   Trust   are   entitled   and
    empowered  under  the  Declaration  of  Trust  and  By-Laws,   to   the
    fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify
    him   against  such  liability  under  the  Declaration  of  Trust   or
    By-Laws.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the
    Securities   and   Exchange   Commission,   such   indemnification   is
    against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 28.   BUSINESS    AND    OTHER   CONNECTIONS   OF    THE    INVESTMENT
           ADVISER.

     KALMAR INVESTMENT ADVISERS:
    The sole business activity of Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Greenville, Delaware 19807 (the "Adviser") is to serve as investment adviser to each series of the Registrant. Information as to the
    ownership   and   officers  of  the  Adviser   is   included   in   its
    Form ADV, File No. 801-16947, which is on file with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. Such Form ADV is incorporated by reference herein.

ITEM 29.   PRINCIPAL UNDERWRITER.

                  (a)     Rodney   Square   Distributors,   Inc.   ("RSD"),
           the principal underwriter and distributor for the Registrant's securities, currently acts as distributor for the following entities:

           The Rodney Square Fund
           The Rodney Square Multi-Manager Fund
           The Rodney Square Tax-Exempt Fund
           The Rodney Square Strategic Fixed-Income Fund

           Brazos Mutual Funds
           Heitman Real Estate Fund, Institutional Class
           Kiewit Mutual Fund
                1838 Investment Advisors Funds
           The Olstein Funds
           The HomeState Group
           The Mallard Fund, Inc.

                  (b)      The    table    below   sets    forth    certain
           information     as     to    the    Distributor's     Directors,
           officers and Control Persons:

                         POSITION(S) AND         POSITION(S)
NAME AND PRINCIPAL       OFFICE(S) WITH         AND OFFICE(S)
    BUSINESS              RODNEY SQUARE              WITH
    ADDRESS              DISTRIBUTORS, INC.       REGISTRANT
-------------------      ------------------   ----------------
Jeffrey O. Stroble       President,           None
1105 North Market        Secretary,
Street                   Treasurer &
Wilmington, DE  19890    Director

Martin L. Klopping       Director             None
Rodney Square North
1100 North Market
Street
Wilmington, DE  19890

Cornelius G. Curran      Vice President       None
1105 North Market
Street
Wilmington, DE  19890


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

    Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at Barley Mill House, 3701 Kennett Pike, Greenville, DE 19807, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, Rodney Square Management Corporation, at Rodney Square North, 1100 North Market Street, Wilmington, DE 19890.


ITEM 31.   MANAGEMENT SERVICES.

    There  are  no  management  related  service  contracts   not
    discussed in Part A or Part B.


ITEM 32.   UNDERTAKINGS.

               (a)   Inapplicable.

               (b)   Inapplicable

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

               (d)    The  Registrant  hereby  undertakes,   if
           requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the Investment Company Act of 1940.

                           SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kalmar Pooled Investment Trust, certifies that this Post-Effective Amendment No. 1 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Greenville, and State of Delaware on the 17th day of October, 1997.


                                   Kalmar Pooled Investment Trust
								   -----------------------------
                                                  Registrant

                                   By: /s/ Ford B. Draper, Jr.
								   -----------------------------
                                              Ford B. Draper, Jr.
                                              President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Ford B. Draper, Jr.             Trustee,        October 17, 1997
---------------------
Ford B. Draper, Jr.           Chief Executive and
                               Financial Officer

/s/ Wendell Fenton*                 Trustee         October 17, 1997
-------------------
Wendell Fenton

/s/ John J. Quindlen*               Trustee         October 17, 1997
---------------------
John J. Quindlen

/s/ David M. Reese, Jr.*            Trustee         October 17, 1997
------------------------
David M. Reese, Jr.

/s/ David D. Wakefield*             Trustee         October 17, 1997
------------------------
David D. Wakefield

*By:      /s/ Ford B. Draper, Jr.
          -----------------------
          Ford B. Draper, Jr.,     Attorney-in-Fact
          (Pursuant to Power of Attorney
          previously filed)

                          EXHIBIT INDEX

Item 24(b) Exhibits


			 6a.         Distribution  Agreement  between  the  registrant and
			             Rodney Square  Distributors,Inc.  on  behalf of the
						 Small Cap and Micro  Cap  Funds.

             9a.         Accounting  Services  Agreement between the Registrant
			             and   Rodney   Square  Management Corporation.

             9b.         Administration Agreement  between the   Registrant and
			             Rodney  Square  Management Corporation.

			 9c.         Transfer Agency Agreement between the Registrant  and
			             Rodney  Square  Management Corporation.

             11.         Consent of Independent Auditors

             17.         Financial Data Schedule